Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Assets And Liabilities [Abstract]
Summary of financial assets

	2025	2024
	US$m	US$m
Other financial assets
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	217	186
Other financial assets	14	28
Financial instruments at fair value through other comprehensive income
Other financial assets	62	89
Total other financial assets	293	303
Current	229	185
Non-current	64	118
Net carrying amount	293	303
Other financial liabilities
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	7	169
Embedded derivative	212	349
Other financial liabilities	1	—
Total other financial liabilities	220	518
Current	8	139
Non-current	212	379
Net carrying amount	220	518

Summary of financial liabilities

	2025	2024
	US$m	US$m
Other financial assets
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	217	186
Other financial assets	14	28
Financial instruments at fair value through other comprehensive income
Other financial assets	62	89
Total other financial assets	293	303
Current	229	185
Non-current	64	118
Net carrying amount	293	303
Other financial liabilities
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	7	169
Embedded derivative	212	349
Other financial liabilities	1	—
Total other financial liabilities	220	518
Current	8	139
Non-current	212	379
Net carrying amount	220	518

Summary of detailed information about hedging activities

	2025	2024
Brent commodity swaps (cash flow hedges)
Carrying amount (US$m)	114	137
Notional amount (MMbbl)[1]	15	31
Maturity date	2026	2025
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMbbl)	72	79
HH LNG commodity swaps (cash flow hedges)
Carrying amount (US$m)	(4)	8
Notional amount (TBtu)[1]	43	79
Maturity date	2026	2025-2026
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	3.8	3.6
TTF LNG commodity swaps (cash flow hedges)
Carrying amount (US$m)	66	(118)
Notional amount (TBtu)[1]	37	69
Maturity date	2026	2025-2026
Hedge ratio	1:1	1:1
Weighted average hedged rate (US$/MMBtu)	11.3	11.9
Interest rate swap (cash flow hedges)
Carrying amount (US$m)	15	35
Notional amount (US$m)	600	600
Maturity date	2027	2027
Hedge ratio	1:1	1:1
Weighted average hedged rate	1.7%	1.7%
FX forwards (cash flow hedges)
Carrying amount (US$m)	19	(45)
Notional amount (AUD$m)[2]	2,838	2,484
Maturity date	2026	2025
Hedge ratio	1:1	1:1
Weighted average hedged rate (AUD:USD)	0.63	0.67
1.The notional amounts relate to unrealised volumes of the hedge item included in the cash flow hedge reserve.
2.This notional amount represents total since inception of which AUD$513 million is unrealised volumes of the hedge item included in the cash flow hedge reserve.

Summary of unrealised gains or losses recognised in other income/expenses

Change in assumption[1]	US$m
TTF sales price: increase of 10%	191
TTF sales price: decrease of 10%	(190)
Discount rate: increase of 1.5%[2]	(206)
Discount rate: decrease of 1.5%[2]	254
1.Amounts shown represent the change of the present value of the contract keeping all other variables constant.
2.A change of 1.5% represents 150 basis points.